REVENUE AND OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue [abstract]
Gain on sale of vessels	$ 0	$ 94,229
Other gains	92	0
Total other operating income	$ 92	$ 94,229